UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4980

TCW Strategic Income Fund, Inc.
(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA		90017
(Address of principal executive offices)		(Zip code)

Philip K. Holl, Esq. Secretary 865 South Figueroa Street, Suite 1800 Los Angeles, CA 90017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(213) 244-0000

Date of fiscal year end:	December 31, 2008

Date of reporting period:	March 31, 2008

Item 1. Schedule of Investments.  The schedule of investments for the period ending January 1, 2008 through March 31, 2008 is filed herewith.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS–MARCH 31, 2008 (UNAUDITED)

Principal Amount			Value
		Fixed Income Securities
		Asset Backed Securities (1.7% of Net Assets)

		Banking (1.7%)
$2,500,000		Ameriquest Mortgage Securities, Inc., (06-R2-M10), 5.099%, due 04/25/36 (1) (2)	$125,000
2,661,000		Argent Securities, Inc., (06-W3-M10), (144A), 5.099%, due 04/25/36 (Cost $2,242,385, Acquired 03/15/2006) (1) (2) (3) (4)	79,830
2,000,000		Argent Securities, Inc., (06-W4-M10), 5.099%, due 05/25/36 (1) (2)	200,000
2,000,000		Carrington Mortgage Loan Trust, (06-FRE2-M10), (144A), 4.599%, due 10/25/36 (Cost $1,762,231, Acquired 10/05/2006) (1) (2) (3) (4)	80,000
2,000,000		Carrington Mortgage Loan Trust, (06-NC1-M10), (144A), 5.599%, due 01/25/36 (Cost $1,882,813, Acquired 05/19/2006) (1) (2) (3) (4)	160,000
1,500,000		Countrywide Asset-Backed Certificates, (06-26-B), (144A), 4.349%, due 06/25/37 (Cost $1,229,772, Acquired 12/19/2006) (1) (2) (3) (4)	90,000
2,000,000		Countrywide Asset-Backed Certificates, (07-6-M8), 4.599%, due 09/25/37 (1) (2)	220,000
2,000,000		Countrywide Asset-Backed Certificates, (06-5-B), 5.535%, due 08/25/36 (1) (2)	170,000
2,000,000		Countrywide Asset-Backed Certificates, (06-6-B), (144A), 5.599%, due 09/25/36 (Cost $1,721,620, Acquired 03/20/2006) (1) (2) (3) (4)	120,000
2,000,000		First Franklin Mortgage Loan Asset-Backed Certificates, (06-FF5-M10), (144A), 4.599%, due 04/25/36 (Cost $1,800,266, Acquired 04/28/2006) (1) (2) (3) (4)	100,000
2,000,000		First Franklin Mortgage Loan Asset-Backed Certificates, (06-FF7-M10), (144A), 4.599%, due 05/25/36 (Cost $1,809,382, Acquired 05/19/2006) (1) (2) (3) (4)	120,000
1,993,000		First Franklin Mortgage Loan Asset-Backed Certificates, (06-FF17-B), (144A), 5.099%, due 12/25/36 (Cost $1,802,408, Acquired 11/15/2006) (1) (2) (3) (4)	77,741
2,000,000		Fremont Home Loan Trust, (06-2-M9), 4.999%, due 02/25/36 (1) (2)	120,000
2,000,000		HSI Asset Securitization Corp. Trust, (06-OPT3-M9), 4.599%, due 02/25/36 (1) (2)	240,000
1,740,000		HSI Asset Securitization Corp. Trust, (07-HE2-M8), 5.099%, due 04/25/37 (1) (2)	208,800
2,000,000		JP Morgan Mortgage Acquisition Corp., (06-NC1-M10), (144A), 5.099%, due 04/25/36 (Cost $1,778,268, Acquired 04/05/2006) (1) (2) (3) (4)	200,000
1,000,000		Saxon Asset Securities Trust, (07-1-B2), 4.849%, due 02/25/37 (1) (2)	75,000
2,000,000		Saxon Asset Securities Trust, (06-2-B4), 5.099%, due 09/25/36 (1) (2)	100,000
2,000,000		Securitized Asset-Backed Receivables LLC Trust, (07-BR1-B2), 4.849%, due 02/25/37 (1) (2)	60,000
2,000,000		Soundview Home Equity Loan Trust, (06-OPT2-M9), (144A), 5.099%, due 05/25/36 (Cost $1,745,625, Acquired 03/14/2006) (1) (2) (3) (4)	100,000
2,000,000		Soundview Home Equity Loan Trust, (06-OPT3-M9), (144A), 5.099%, due 06/25/36 (Cost $1,811,875, Acquired 04/13/2006) (1) (2) (3) (4)	100,000
2,000,000		Structured Asset Securities Corp., (06-WF1-M9), 4.599%, due 02/25/36 (1) (2)	473,200
2,000,000		Structured Asset Securities Corp., (06-NC1-B1), (144A), 5.099%, due 05/25/36 (Cost $1,760,000, Acquired 09/29/2006) (1) (2) (3) (4)	61,310
2,700,000		Structured Asset Securities Corp., (07-EQ1-M9), 5.099%, due 03/25/37 (1) (2)	283,500
		Total Banking	3,564,381

		Total Asset Backed Securities (Cost: $42,947,845)	3,564,381

		Collateralized Debt Obligations (10.2%)

		Banking (0.2%)
1,000,000	*	FM Leveraged Capital Fund, (06-2A-E), (144A), 0%, due 11/15/20 (Cost $1,000,000, Acquired 10/31/2006) (1) (2) (3) (4)	424,304

		Diversified Financial Services-Multi-Sector Holdings (0.0%)
1,500	* (5)	Mantoloking CDO, Ltd., (144A), 0%, due 09/28/46 (Cost $1,417,500, Acquired 11/21/2006) (1) (2) (3) (4)	—

See accompanying Notes to Schedule of Investments.

Principal Amount			Value
$469,726	*	Mantoloking CDO, Ltd., (06-1A-E), (144A), 0%, due 08/28/46 (Cost $469,726, Acquired 11/21/2006) (1) (2) (3) (4)	$—
1,909,524	*	Marathon Structured Finance CDO, Ltd., (06-1A-E), (144A), 0%, due 07/26/46 (Cost $1,909,524, Acquired 07/14/2006-04/27/2007) (1) (2) (3) (4)	57,286
		Total Diversified Financial Services-Multi-Sector Holdings	57,286

		Diversified Financial Services-Specialized Finance (10.0%)
1,500	(5)	ACA CLO, Ltd., (06-2), (144A), 12%, due 01/09/21 (Cost $1,395,000, Acquired 11/28/2006) (1) (2) (3) (4)	825,000
4,000,000		ARES CLO, (06-5RA), (144A), 12%, due 02/24/18 (Cost $3,840,000, Acquired 03/08/2006) (1) (3) (4)	2,080,000
2,000,000		Avenue CLO, Ltd., (07-6A), (144A), 9.5%, due 07/17/19 (Cost $1,840,000, Acquired 04/24/2007) (1) (3) (4)	1,300,000
1,000	(5)	Centurion CDO VII, Ltd., (144A), 13.25%, due 01/30/16 (Cost $760,000, Acquired 11/01/2006) (1) (2) (3) (4)	506,000
2,000,000		Clydesdale CLO, Ltd., (06-1A), (144A), 9%, due 12/19/18 (Cost $1,860,000, Acquired 01/16/2007) (1) (3) (4)	1,300,000
1,000,000	*	CW Capital Cobalt, (06-2A-K), (144A), 0%, due 04/26/50 (Cost $1,000,000, Acquired 04/12/2006) (1) (2) (3) (4)	238,938
1,000,000	*	CW Capital Cobalt II, (144A), 0%, due 04/26/50 (Cost $940,000, Acquired 04/12/2006) (1) (2) (3) (4)	423,783
1,799,647		De Meer Middle Market CLO, Ltd., (06-1A), (144A), 8.5%, due 10/20/18 (Cost $1,734,261, Acquired 08/03/2006) (1) (3) (4)	1,195,625
874,704		De Meer Middle Market CLO, Ltd., (06-1A-E), (144A), 9.151%, due 10/20/18 (Cost $918,497, Acquired 08/03/2006) (1) (2) (3) (4)	566,690
2,000,000		Duane Street CLO, (06-3-A), (144A), 10%, due 01/11/21 (Cost $1,860,000, Acquired 11/15/2006) (1) (3) (4)	1,160,000
2,000	(5)	FM Leveraged Capital Fund II, (06-1A-PS), (144A), 8.655%, due 11/20/20 (Cost $1,860,000, Acquired 10/31/2006) (1) (2) (3) (4)	1,265,255
2,000,000	*	Galaxy CLO, Ltd., (06-6I), 0%, due 06/13/18 (1)	945,584
2,000,000		Galaxy CLO, Ltd., (06-7A), (144A), 0%, due 10/13/18 (Cost $1,900,000, Acquired 08/04/2006) (1) (3) (4)	1,160,000
3,000,000	*	Katonah, Ltd., (8A), (144A), 0%, due 05/20/18 (Cost $2,850,000, Acquired 05/16/2006) (1) (3) (4)	1,050,000
2,000,000		LCM CDO, LP, (5I), 0%, due 03/21/19 (1)	943,068
3,500,000		Octagon Investment Partners X, Ltd., (06-10A), (144A), 0%, due 10/18/20 (Cost $3,325,000, Acquired 08/10/2006) (1) (3) (4)	2,476,234
3,000,000		Prospect Park CDO, Ltd., (06-1I), 0%, due 07/15/20 (1)	1,500,000
1,750,000	* (5)	Vertical CDO, Ltd., (06-1), (144A), 0%, due 04/22/46 (Cost $1,697,500, Acquired 05/16/2006) (1) (2) (3) (4) (6)	760,200
1,000,000	(5)	Whitehorse III, Ltd., (144A), 9%, due 05/01/18 (Cost $900,000, Acquired 02/22/2007) (1) (2) (3) (4)	583,800
		Total Diversified Financial Services-Specialized Finance	20,280,177

		Thrifts & Mortgage Finance (0.0%)
10,000	*	Bering CDO, Ltd., (06-1A), (144A), 0%, due 09/07/46 (Cost $870,000, Acquired 08/03/2006) (1) (2) (3) (4)	—
1,046,979	*	Bering CDO, Ltd., (06-1A-C), (144A), 0%, due 09/07/46 (Cost $1,000,000, Acquired 08/03/2006) (1) (2) (3) (4)	—
2,000,000	*	Fortius Funding, Ltd., (06-2-A), (144A), 0%, due 02/03/42 (Cost $1,900,000, Acquired 11/03/2006) (1) (3) (4)	200
964,422	*	Fortius Funding, Ltd., (06-2-AE), (144A), 0%, due 02/03/42 (Cost $911,295, Acquired 11/06/2006) (1) (2) (3) (4)	96

See accompanying Notes to Schedule of Investments.

Principal Amount			Value
$1,000	* (5)	Fortius I Funding, Ltd., (144A), 0%, due 07/12/41 (Cost $970,000, Acquired 03/13/2006) (1) (2) (3) (4)	$—
1,028,265	*	GSC ABS CDO, Ltd., (06-3GA-D), (144A), 0%, due 06/02/42 (Cost $985,103, Acquired 12/07/2006) (1) (2) (3) (4)	103
1,622,746	*	Hudson Mezzanine Funding, (06-1-AE), (144A), 0%, due 04/12/42 (Cost $1,500,000, Acquired 10/25/2006) (1) (2) (3) (4)	162
1,500,000	*	Hudson Mezzanine Funding, (06-1A-INC), (144A), 0%, due 04/12/42 (Cost $1,395,000, Acquired 10/25/2006) (1) (3) (4)	150
1,059,801	*	IXIS ABS CDO, Ltd., (06-2I-E), 0%, due 12/13/46 (1) (2)	10,598
2,000,000	*	Vertical CDO, Ltd., (06-2A), (144A), 0%, due 05/09/46 (Cost $1,860,000, Acquired 05/19/2006) (1) (3) (4)	—
2,074,261	*	Vertical CDO, Ltd., (06-2A-C), (144A), 0%, due 05/09/46 (Cost $1,957,519, Acquired 05/19/2006) (1) (2) (3) (4)	—

		Total Thrifts & Mortgage Finance	11,309

		Total Collateralized Debt Obligations (Cost: $30,655,773)	20,773,076

		Collateralized Mortgage Obligations (80.2%)
		Banking (5.7%)
6,384,655		GSR Mortgage Loan Trust, (03-7F-1A4), 5.25%, due 06/25/33	5,026,172
3,912,010		GSR Mortgage Loan Trust, (06-1F-1A5), 16.232%, due 02/25/36 (I/F) (TAC)(2)	4,271,196
2,500,000		Novastar Home Equity Loan, (04-2-M4), 3.799%, due 09/25/34 (2)	2,335,576

		Total Banking	11,632,944

		Financial Services (2.2%)
246,358,609		Countrywide Home Loans, (06-14-X), 0.347%, due 09/25/36 (I/O)(2)	1,911,866
325,484,054		Residential Funding Mortgage Securities, (06-S9-AV), 0.296%, due 09/25/36 (I/O)(2)	2,533,438

		Total Financial Services	4,445,304

		Private Mortgage-Backed Securities (23.9%)
5,250,000		Adjustable Rate Mortgage Trust, (05-11-2A3), 5.338%, due 02/25/36 (2)	3,280,745
3,481,481		Adjustable Rate Mortgage Trust, (05-4-6A22), 5.299%, due 08/25/35 (2)	2,032,508
5,135,318		American Home Mortgage Assets, (05-2-2A1A), 6.48%, due 01/25/36 (2)	3,831,288
4,000,000		Countrywide Alternative Loan Trust, (07-12T1-A5), 6%, due 06/25/37	2,991,592
3,000,000		Countrywide Alternative Loan Trust, (07-19-1A4), 6%, due 08/25/37	2,385,285
2,862,618		Countrywide Alternative Loan Trust, (07-9T1-2A3), 6%, due 05/25/37	2,236,055
2,462,924		Countrywide Home Loans, (04-HYB4-B1), 4.811%, due 09/20/34 (2)	2,187,631
272,764,224		Countrywide Home Loans, (06-15-X), 0.386%, due 10/25/36 (I/O)(2)	2,558,965
3,900,000		Countrywide Home Loans, (07-J2-2A6), 6%, due 07/25/37	2,754,549
4,087,712		Credit Suisse First Boston Mortgage Securities Corp., (05-12-1A1), 6.5%, due 01/25/36	3,280,910
40,625,104		Credit Suisse Mortgage Capital Certificates, (06-9-7A2), 3.951%, due 11/25/36 (I/O)(2)	2,816,477
2,512,810		Credit Suisse Mortgage Capital Certificates, (07-5-DB1), 7.11%, due 07/25/37 (2)	439,742
4,608,361		JP Morgan Alternative Loan Trust, (07-A1-2A1), 5.937%, due 03/25/37 (2)	3,384,334
2,455,531		Residential Accredit Loans, Inc., (05-QA7-M1), 5.49%, due 07/25/35 (2)	1,913,948
13,713,889		Residential Asset Securitization Trust, (07-A5-AX), 6%, due 05/25/37 (I/O)	2,305,648
3,566,853		Structured Adjustable Rate Mortgage Loan Trust, (05-20-1A1), 5.767%, due 10/25/35 (2)	2,489,250
3,772,459		Structured Adjustable Rate Mortgage Loan Trust, (05-23-3A1), 6.149%, due 01/25/36 (2)	2,847,858
2,910,679		Structured Adjustable Rate Mortgage Loan Trust, (06-3-4A), 6%, due 04/25/36	2,940,807
2,618,690		Terwin Mortgage Trust, (06-17HE-A2A), (144A), 2.679%, due 01/25/38 (2) (3) (4)	2,094,952

		Total Private Mortgage-Backed Securities	48,772,544

See accompanying Notes to Schedule of Investments.

Principal Amount		Value
	U.S. Government Agency Obligations (48.4%)
$2,023,000	Federal Home Loan Mortgage Corp., (2684-SN), 14.163%, due 10/15/33 (I/F)(2)	$2,503,747
5,688,598	Federal Home Loan Mortgage Corp., (2691-CO), 0%, due 10/15/33 (P/O)	4,043,859
1,670,011	Federal Home Loan Mortgage Corp., (2727-AS), 4.849%, due 07/15/32 (I/F)(2)	1,322,219
3,278,006	Federal Home Loan Mortgage Corp., (2857-OM), 0%, due 09/15/34 (P/O)	1,962,766
1,950,546	Federal Home Loan Mortgage Corp., (2870-EO), 0%, due 10/15/34 (P/O)	1,350,302
3,408,118	Federal Home Loan Mortgage Corp., (2937-SW), 11.275%, due 02/15/35 (I/F) (TAC)(2)	3,756,130
3,144,097	Federal Home Loan Mortgage Corp., (2951-NS), 8.163%, due 03/15/35 (I/F)(2)	2,546,750
1,603,968	Federal Home Loan Mortgage Corp., (2962-GT), 16%, due 04/15/35 (I/F) (TAC)(2)	1,636,783
987,732	Federal Home Loan Mortgage Corp., (2990-JK), 10.732%, due 03/15/35 (I/F)(2)	940,891
2,242,315	Federal Home Loan Mortgage Corp., (3014-SJ), 6.269%, due 08/15/35 (I/F)(2)	1,948,486
1,607,354	Federal Home Loan Mortgage Corp., (3019-SQ), 14.481%, due 06/15/35 (I/F)(2)	1,802,558
2,416,911	Federal Home Loan Mortgage Corp., (3035-TP), 6.5%, due 12/15/33 (I/F)(2)	2,459,225
2,041,582	Federal Home Loan Mortgage Corp., (3062-HO), 0%, due 11/15/35 (P/O)	1,356,909
1,587,446	Federal Home Loan Mortgage Corp., (3074-LO), 0%, due 11/15/35 (P/O)	1,143,577
455,776	Federal Home Loan Mortgage Corp., (3076-ZQ), 5.5%, due 11/15/35 (PAC)	442,461
1,837,390	Federal Home Loan Mortgage Corp., (3081-PO), 0%, due 07/15/33 (P/O)	1,390,046
2,413,592	Federal Home Loan Mortgage Corp., (3092-CS), 11.966%, due 12/15/35 (I/F) (TAC)(2)	2,568,622
2,512,917	Federal Home Loan Mortgage Corp., (3092-LO), 0%, due 12/15/35 (P/O) (TAC)	2,176,967
2,819,318	Federal Home Loan Mortgage Corp., (3092-OL), 0%, due 12/15/35 (P/O)	2,047,699
2,851,810	Federal Home Loan Mortgage Corp., (3128-OJ), 0%, due 03/15/36 (P/O)	2,524,479
2,189,305	Federal Home Loan Mortgage Corp., (3146-SB), 13.319%, due 04/15/36 (I/F)(2)	2,340,474
1,342,178	Federal Home Loan Mortgage Corp., (3153-NK), 13.246%, due 05/15/36 (I/F)(2)	1,379,510
2,231,946	Federal Home Loan Mortgage Corp., (3161-SA), 13.136%, due 05/15/36 (I/F)(2)	2,375,998
3,567,451	Federal Home Loan Mortgage Corp., (3171-GO), 0%, due 06/15/36 (P/O) (PAC)	3,206,509
6,335,398	Federal Home Loan Mortgage Corp., (3171-OJ), 0%, due 06/15/36 (P/O)	3,760,759
3,404,911	Federal Home Loan Mortgage Corp., (3185-SA), 6.089%, due 07/15/36 (I/F)(2)	3,169,894
1,559,069	Federal Home Loan Mortgage Corp., (3186-SB), 12.403%, due 07/15/36 (I/F)(2)	1,607,504
5,517,607	Federal Home Loan Mortgage Corp., (3225-AO), 0%, due 10/15/36 (P/O)	3,830,616
2,632,010	Federal Home Loan Mortgage Corp., (3330-SB), 13.503%, due 06/15/37 (I/F) (TAC)(2)	2,726,462
3,511,195	Federal Home Loan Mortgage Corp., (3349-SD), 12.219%, due 07/15/37 (I/F)(2)	3,623,941
3,513,514	Federal National Mortgage Association, (05-1-GZ), 5%, due 02/25/35	3,366,671
1,952,605	Federal National Mortgage Association, (05-44-TS), 11.171%, due 03/25/35 (I/F) (TAC)(2)	2,078,575
2,194,652	Federal National Mortgage Association, (05-62-BO), 0%, due 07/25/35 (P/O)	1,903,661
3,009,109	Federal National Mortgage Association, (05-69-HO), 0%, due 08/25/35 (P/O)	2,159,530
1,261,742	Federal National Mortgage Association, (05-87-ZQ), 4.5%, due 10/25/25	1,172,245
1,410,526	Federal National Mortgage Association, (05-92-DT), 6%, due 10/25/35 (I/F) (TAC)(2)	1,467,243
1,382,600	Federal National Mortgage Association, (06-14-SP), 13.342%, due 03/25/36 (I/F) (TAC)(2)	1,441,540
1,609,040	Federal National Mortgage Association, (06-15-LO), 0%, due 03/25/36 (P/O)	1,277,107
2,515,546	Federal National Mortgage Association, (06-44-C), 0%, due 12/25/33 (P/O)	1,932,529
3,604,348	Federal National Mortgage Association, (06-45-SP), 13.681%, due 06/25/36 (I/F)(2)	3,688,846
2,005,170	Federal National Mortgage Association, (06-57-SA), 13.461%, due 06/25/36 (I/F)(2)	1,973,197
2,000,000	Federal National Mortgage Association, (06-67-DS), 13.866%, due 07/25/36 (I/F)(2)	1,821,479

See accompanying Notes to Schedule of Investments.

Principal Amount		Value
$6,313,981	Government National Mortgage Association, (05-45-DK), 10.73%, due 06/16/35 (I/F)(2)	$6,552,021

	Total U.S. Government Agency Obligations	98,780,787

	Total Collateralized Mortgage Obligations (Cost: $145,037,629)	163,631,579

	Other Fixed Income (17.8%)
	Financial Services (17.8%)
38,075,000	Dow Jones CDX, Series 9, Trust I, (144A), 8.75%, due 12/29/12 (3) (7)	36,242,641

	Total Other Fixed Income (Cost: $38,122,594)	36,242,641

	Total Fixed Income Securities (Cost: $256,763,841) (109.9%)	224,211,677

	Convertible Securities

	Convertible Corporate Bonds (4.1%)
	Banking (0.4%)
907,000	Euronet Worldwide, Inc., 3.5%, due 10/15/25 (8)	772,084

	Electronics (1.2%)
736,000	Agere Systems, Inc., 6.5%, due 12/15/09 (8)	747,040
763,000	Fairchild Semiconductor Corp., 5%, due 11/01/08	763,954
751,000	LSI Logic Corp., 4%, due 05/15/10 (8)	723,776
339,000	Xilinx, Inc., (144A), 3.125%, due 03/15/37 (3)	307,642

	Total Electronics	2,542,412

	Healthcare Providers (0.4%)
1,186,000	Omnicare, Inc., 3.25%, due 12/15/35	786,833

	Media - Broadcasting & Publishing (0.2%)
319,000	Ciena Corp., 0.875%, due 06/15/17 (8)	306,639

	Medical Supplies (0.1%)
160,000	Integra LifeSciences Holdings Corp., (144A), 2.375%, due 06/01/12 (3)	149,000
160,000	Integra LifeSciences Holdings Corp., (144A), 2.75%, due 06/01/10 (3)	152,800

	Total Medical Supplies	301,800

	Oil & Gas (0.7%)
443,000	Transocean, Inc., Class A, 1.625%, due 12/15/37	486,746
442,000	Transocean, Inc., Class B, 1.5%, due 12/15/37	482,885
442,000	Transocean, Inc., Class C, 1.5%, due 12/15/37 (8)	487,305

	Total Oil & Gas	1,456,936

	Pharmaceuticals (0.3%)
160,000	Sciele Pharma, Inc., 2.625%, due 05/15/27	154,000
357,000	United Therapeutics Corp., (144A), 0.5%, due 10/15/11 (3)	464,993

	Total Pharmaceuticals	618,993

	Real Estate (0.8%)
1,517,000	Affordable Residential Communities, Inc., (144A), 7.5%, due 08/15/25 (Cost $1,516,330, Acquired 08/03/2005-05/12/2006) (1) (3) (4)	1,596,642

	Total Convertible Corporate Bonds (Cost: $8,880,452)	8,382,339

See accompanying Notes to Schedule of Investments.

Number of Shares		Value

	Convertible Preferred Stocks (6.8%)

	Aerospace & Defense (0.6%)
8,000	Northrop Grumman Corp., $7.00	$1,128,160

	Airlines (0.6%)
17,850	Bristow Group, Inc. $2.75	1,168,461

	Automobiles (0.7%)
17,285	Ford Motor Co. Capital Trust II, $3.25 (8)	506,796
30,850	General Motors Corp., $1.125 (8)	500,696
21,700	General Motors Corp., $1.3125	379,750

	Total Automobiles	1,387,242

	Commercial Services (0.2%)
10,940	United Rentals Trust I, $3.25	330,251

	Containers & Packaging (0.3%)
25,261	Smurfit-Stone Container Corp., $1.75 (8)	515,324

	Diversified Financial Services (0.9%)
775	Bank of America Corp., $72.50	800,575
38,900	CIT Group, Inc., $1.9375 (8)	466,800
11,500	Credit Suisse, Inc. $1.9602	661,250

	Total Diversified Financial Services	1,928,625

	Electric Utilities (0.4%)
16,500	AES Corp., $3.375	767,250

	Financial Services (0.1%)
1,612	Vale Capital, Ltd., $2.75	106,666
2,724	Vale Capital, Ltd., $2.75	179,866

	Total Financial Services	286,532

	Food & Staples Retailing (0.3%)
213,725	Rite Aid Corp., $3.50 (8)	628,351

	Household Products (0.0%)
55	Owens-Illinois, Inc., $2.375 (8)	3,104

	Insurance (0.7%)
13,105	Reinsurance Group of America, Inc., $2.875	914,074
41,687	XL Capital, Ltd., $1.75	512,333

	Total Insurance	1,426,407

	Media (0.3%)
800	Interpublic Group of Companies, Inc., (144A), $52.50 (3)	678,000

	Oil, Gas & Consumable Fuels (0.5%)
8,445	Chesapeake Energy Corp., $4.50	984,349

	Pharmaceuticals (0.1%)
330	Mylan, Inc., $65.00	285,239

See accompanying Notes to Schedule of Investments.

Number of Shares		Value

	Road & Rail (0.5%)
660	Kansas City Southern, $51.25	$980,925

	Thrifts & Mortgage Finance (0.1%)
384	Washington Mutual, Inc., $77.50	268,320

	Utilities (0.5%)
16,100	Entergy Corp., $2.125	1,050,686

	Total Convertible Preferred Stocks (Cost: $15,368,476)	13,817,226

	Total Convertible Securities (Cost: $24,248,928) (10.9%)	22,199,565

	Preferred Stock

	Thrifts & Mortgage Finance (2.4%)
100,000	Fannie Mae, $2.03125	2,405,000
100,000	Freddie Mac, $2.0938	2,440,000

	Total Thrifts & Mortgage Finance	4,845,000

	Total Preferred Stock (Cost: $5,130,000) (2.4%)	4,845,000

	Common Stock

	Aerospace & Defense (0.1%)
2,400	Honeywell International, Inc.	135,407

	Automobiles (0.1%)
6,750	General Motors Corp. (8)	128,588

	Biotechnology (0.2%)
5,300	Genentech, Inc. (8) (9)	430,254

	Chemicals (0.1%)
6,200	Du Pont (E.I.) de Nemours & Co. (8)	289,912

	Commercial Services & Supplies (0.1%)
1,700	Avery Dennison Corp.	83,725
3,100	Waste Management, Inc.	104,036

	Total Commercial Services & Supplies	187,761

	Computers & Peripherals (0.2%)
2,300	Hewlett-Packard Co. (8)	105,018
2,200	International Business Machines Corp.	253,308

	Total Computers & Peripherals	358,326

	Containers & Packaging (0.1%)
8,900	Packaging Corp. of America (8)	198,737

	Diversified Consumer Services (0.0%)
2,100	H&R Block, Inc. (8)	43,596

	Diversified Financial Services (0.2%)
4,900	Citigroup, Inc.	104,958
5,200	JPMorgan Chase & Co. (8)	223,340

	Total Diversified Financial Services	328,298

See accompanying Notes to Schedule of Investments.

Number of Shares		Value

	Diversified Telecommunication Services (0.3%)
5,500	AT&T, Inc.	$210,650
5,268	BCE, Inc.	177,690
35,000	Qwest Communications International, Inc. (8)	158,550
7,837	Windstream Corp. (8)	93,652

	Total Diversified Telecommunication Services	640,542

	Electric Utilities (0.1%)
6,000	American Electric Power Co., Inc. (8)	249,780

	Electronic Equipment & Instruments (0.1%)
4,000	Tyco Electronics, Ltd. (8)	137,280

	Financial Services (0.0%)
4,700	Blackstone Group, LP (The) (8)	74,636

	Food & Staples Retailing (0.0%)
2,500	Whole Foods Market, Inc. (8)	82,425

	Food Products (0.2%)
7,300	Kraft Foods, Inc., Class A	226,373
13,100	Sara Lee Corp.	183,138

	Total Food Products	409,511

	Health Care Equipment & Supplies (0.0%)
1,800	Covidien, Ltd. (8)	79,650

	Health Care Providers & Services (0.1%)
2,900	Aetna, Inc. (8)	122,061
23,740	Tenet Healthcare Corp. (8) (9)	134,368

	Total Health Care Providers & Services	256,429

	Health Care Technology (0.1%)
3,200	Cerner Corp. (8) (9)	119,296

	Household Durables (0.0%)
1,700	Sony Corp. (ADR)	68,119

	Household Products (0.1%)
3,400	Kimberly-Clark Corp.	219,470

	Industrial Conglomerates (0.2%)
6,900	General Electric Co.	255,369
3,100	Tyco International, Ltd.	136,555

	Total Industrial Conglomerates	391,924

	Insurance (0.2%)
3,600	American International Group, Inc. (8)	155,700
1,600	Chubb Corp. (8)	79,168
4,400	Travelers Companies, Inc. (The) (8)	210,540

	Total Insurance	445,408

See accompanying Notes to Schedule of Investments.

Number of Shares		Value

	Leisure Equipment & Products (0.1%)
6,400	Mattel, Inc. (8)	$127,360

	Media (0.1%)
4,750	Comcast Corp., Class A (8)	91,865
9,000	Regal Entertainment Group, Class A (8)	173,610

	Total Media	265,475

	Metals & Mining (0.0%)
2,400	Alcoa, Inc.	86,544

	Multi-Utilities (0.0%)
1,500	Ameren Corp. (8)	66,060

	Oil, Gas & Consumable Fuels (0.3%)
3,000	Chevron Corp.	256,080
3,500	ConocoPhillips (8)	266,735

	Total Oil, Gas & Consumable Fuels	522,815

	Paper & Forest Products (0.1%)
6,200	Louisiana-Pacific Corp. (8)	56,916
6,100	MeadWestvaco Corp. (8)	166,042

	Total Paper & Forest Products	222,958

	Pharmaceuticals (0.2%)
10,200	Pfizer, Inc.	213,486
4,400	Watson Pharmaceuticals, Inc. (8) (9)	129,008

	Total Pharmaceuticals	342,494

	Real Estate Investment Trusts (REITs) (0.1%)
4,200	CapitalSource, Inc. (8)	40,614
2,100	Hospitality Properties Trust (8)	71,442

	Total Real Estate Investment Trusts (REITs)	112,056

	Road & Rail (0.1%)
1	Kansas City Southern (9)	40
1,100	Union Pacific Corp. (8)	137,918

	Total Road & Rail	137,958

	Software (0.2%)
7,900	Salesforce.com, Inc. (8) (9)	457,173

	Specialty Retail (0.1%)
6,300	Gap, Inc. (The) (8)	123,984
1,600	Home Depot, Inc. (The) (8)	44,752

	Total Specialty Retail	168,736

	Thrifts & Mortgage Finance (0.2%)
8,500	Fannie Mae (8)	223,720

See accompanying Notes to Schedule of Investments.

Number of Shares		Value

7,200	New York Community Bancorp, Inc. (8)	$131,184

	Total Thrifts & Mortgage Finance	354,904

	Wireless Telecommunication Services (0.0%)
8,900	Motorola, Inc. (8)	82,770

	Total Common Stock (Cost: $8,839,431) (4.0%)	8,222,652

	Short-Term Investments

	Money Market Investments (4.3%)
8,754,280	State Street Navigator Securities Lending Trust, 3.18% (10)	8,754,280

Principal Amount

	Other Short-Term Investments (0.1%)
$552,205	State Street Bank & Trust Co. Depository Reserve, 1.1%	276,102

	Total Short-Term Investments (cost $9,030,382) (4.4%)	9,030,382

	TOTAL INVESTMENTS (Cost $304,012,582) (131.6%)	268,509,276
	LIABILITIES IN EXCESS OF OTHER ASSETS (-31.6%)	(64,486,869)

	NET ASSETS (100.0%)	$204,022,407

*		As of March 31, 2008, security is not accruing interest.
(1)		Illiquid security.
(2)		Floating or variable rate security. The interest shown reflects the rate in effect at March 31, 2008.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the value of these securities amounted to $60,349,377 or 29.6% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(4)		Restricted Security. (Note 4)
(5)		Represents number of preferred shares.
(6)		Fair valued security (Note 1).
(7)		Index bond which consists of high yield credit default swaps, and tracks the B rated high yield index.
(8)		Security partially or fully lent (Note 3).
(9)		Non-income producing security.
(10)		Represents investment of security lending collateral (Note 3).

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
CDO	-	Collateralized Debt Obligation.
CLO	-	Collateralized Loan Obligation.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
P/O	-	Principal Only Security.
TAC	-	Target Amortization Class.

See accompanying Notes to Schedule of Investments.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS–MARCH 31, 2008 (UNAUDITED)

Industry*	Percentage of Net Assets
U.S. Government Agency Obligations	48.4%
Private Mortgage-Backed Securities	23.9
Financial Services	20.1	(1)
Diversified Financial Services-Specialized Finance	10.0
Banking	8.0
Thrifts & Mortgage Finance	2.7
Electronics	1.2
Diversified Financial Services	1.1
Insurance	0.9
Real Estate	0.8
Automobiles	0.8
Oil, Gas & Consumable Fuels	0.8
Oil & Gas	0.7
Aerospace & Defense	0.7
Pharmaceuticals	0.6
Airlines	0.6
Road & Rail	0.6
Utilities	0.5
Electric Utilities	0.5
Media	0.4
Healthcare Providers	0.4
Containers & Packaging	0.4
Food & Staples Retailing	0.3
Diversified Telecommunication Services	0.3
Software	0.2
Biotechnology	0.2
Food Products	0.2
Industrial Conglomerates	0.2
Computers & Peripherals	0.2
Commercial Services	0.2
Media - Broadcasting & Publishing	0.2
Medical Supplies	0.1
Chemicals	0.1
Health Care Providers & Services	0.1
Paper & Forest Products	0.1
Household Products	0.1
Commercial Services & Supplies	0.1
Specialty Retail	0.1
Electronic Equipment & Instruments	0.1
Leisure Equipment & Products	0.1
Health Care Technology	0.1

See accompanying Notes to Schedule of Investments.

Real Estate Investment Trusts (REITs)	0.1
Metals & Mining	0.0	*
Wireless Telecommunication Services	0.0	*
Health Care Equipment & Supplies	0.0	*
Household Durables	0.0	*
Multi-Utilities	0.0	*
Diversified Financial Services-Multi-Sector Holdings	0.0	*
Diversified Consumer Services	0.0	*
Short-Term Investments	4.4
Total	131.6%

*    Value rounds to less than 0.1% of net assets.

(1) The percentage includes the Fund’s investment in Dow Jones CDX, Series 9, Trust 1 (17.8%), a pass through index bond consisting of high yield credit default swaps, originally of 100 companies across more than 30 industries. For industry classification purposes, the Fund looks through the bond to the underlying companies.

See accompanying Notes to Schedule of Investments.

TCW Strategic Income Fund, Inc.

Notes to Schedule of Investments (Unaudited)	March 31, 2008

Note 1 – Significant Accounting Policies:

TCW Strategic Income Fund, Inc. (the ‘‘Fund’’) was incorporated in Maryland on January 13, 1987 as a diversified, closed-end investment management company and is registered under the Investment Company Act of 1940, as amended and is traded on the New York Stock Exchange under the symbol TSI. The Fund commenced operations on March 5, 1987. The Fund’s investment objective is to seek a total return comprised of current income and capital appreciation by investing in convertible securities, marketable equity securities, investment-grade debt securities, high-yield debt securities, options, securities issued or guaranteed by the United States Government, its agencies and instrumentalities (“U.S. Government Securities”), repurchase agreements, mortgage related securities, asset-backed securities, money market securities and other securities without limit believed by the Fund’s investment advisor to be consistent with the Fund’s investment objective.  TCW Investment Management Company (“the Advisor”) is the Investment Advisor to the Fund and is registered under the Investment Advisors Act of 1940.

Security Valuation: Securities traded on national exchanges are valued at the last reported sales price or the mean of the current bid and asked prices if there are no sales in the trading period. Other securities which are traded on the over-the-counter market are valued at the mean of the current bid and asked prices. Short-term debt securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, where upon they will be valued at amortized value using their value of the 61st day prior to maturity.

The Fund values asset-backed securities and collateralized debt obligations securities with valuations provided by dealers who make markets in such securities.  The Schedule of Investments includes investments with a value of $24,337,457 or 11.9% of net assets whose values have been determined based on prices supplied by dealers in the absence of readily determinable values. These values may differ from the realizable values had a liquid market existed for these investments, and the differences could be material.

The Fund invests a portion of its assets in below-investment grade debt securities, including asset-backed securities and collateralized debt obligations. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Recent instability in the markets for fixed-income securities, particularly securities with sub-prime exposure, has resulted in increased volatility of market prices and periods of illiquidity that have adversely impacted the valuation of certain securities held by the Fund.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or mean prices are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company’s Board of Directors.  At March 31, 2008, one security was fair valued at $760,200 or 0.4% of net assets.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$71,509,858
Level 2 - Other Significant Observable Inputs	172,661,961
Level 3 - Significant Unobservable Inputs	24,337,457
Total	$268,509,276

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities
Balance as of 12/31/2007	$33,493,021
Accrued discounts/premiums	—
Realized gain (loss)	(878,706)
Change in unrealized appreciation/(depreciation)	(8,087,174)
Pay ups	(189,684)
Net purchases (sales)	—
Net transfers in and/or out of Level 3	—
Balance, as of 3/31/08	$24,337,457
Net change in unrealized appreciation/(depreciation) from investments still held as of 3/31/08	$(8,087,174)

Note 2—Federal Income Taxes:

It is the policy of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At March 31, 2008, net unrealized appreciation for federal income tax purposes is comprised of the following components:

Appreciated securities	$23,028,247
Depreciated securities	(59,656,312)
Net unrealized appreciation	(36,628,065)
Cost of securities for federal income tax purposes	$305,137,341

Note 3—Security Lending:

During the period ended March 31, 2008 the Fund lent securities to brokers. The brokers provided collateral, which must be maintained at not less than 100% of the value of the loaned securities, to secure the obligation. At March 31, 2008, the cash collateral received from borrowing brokers was $8,754,280, which was 102.37% of the value of loaned securities.  The Fund receives income, net of broker fees, by investing the cash collateral in short-term investments.

Note 4—Restricted Securities:

The Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale.  These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered.  Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.  There were no restricted securities (excluding 144A issues) at March 31, 2008.  However, certain 144A securities were deemed illiquid as of March 31, 2008 and therefore were considered restricted.  Aggregate cost and fair value of such securities held at March 31, 2008 were as follows:

			Value as a
			Percentage of
	Aggregate Cost	Aggregate Value	Fund’s Net Assets
Strategic Income Fund	$69,688,930	$20,259,349	9.90%

Item 2. Controls and Procedures.

(a) The Chief Executive Officer and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provided reasonable assurances that material information relating to the registrant is made known to them by appropriate persons as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and 15d-15(b) under the Exchange Act.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)Certification of Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Strategic Income Fund, Inc.

By (Signature and Title)	/s/ William C. Sonneborn
William C. Sonneborn
Chief Executive Officer

Date	May 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ William C. Sonneborn
William C. Sonneborn
Chief Executive Officer

Date	May 19, 2008

By (Signature and Title)	/s/ David S. DeVito
David S. DeVito
Chief Financial Officer

Date	May 19, 2008